6. OIL AND GAS PROPERTY INTERESTS (Details Narrative)	2 Months Ended	12 Months Ended
	Feb. 22, 2016 USD ($) shares	Dec. 31, 2018 USD ($) ha	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Impairment of oil and gas property		$ 137,329	$ 164,566		$ 7,831,570
Stock issued for acquisition, value		0	0		867,443
Proceeds from sale of well		$ 0	$ 42,502		$ 0
Canada, Dollars
Proceeds from sale of well				$ 55,000
Peace River [Member]
Land Area (in hectares) | ha		58,368
Oil and gas property	$ 1,138,823
Stock issued for acquisition, shares | shares	3,997,431
Consideration transferred	$ 271,380
Stock issued for acquisition, value	$ 867,443